EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amounts of employee benefits expensed as incurred	$ 5,347	$ 11,698	$ 9,136
Exempted contributions to basic pension insurance, unemployment insurance, and work injury insurance			3,491
Discontinued Operations
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amounts of employee benefits expensed as incurred	$ 3,593	$ 9,394	$ 4,876